UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Frank, President

Manager Directed Portfolios

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1519

Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2026

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

Vert Global Sustainable Real Estate ETF
VGSR (Principal U.S. Listing Exchange: NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Vert Global Sustainable Real Estate ETF (the “Fund”)  for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://vertfunds.com/fund-information/. You can also request this information by contacting us at 1-844-740-VERT  or by sending an email request to info@vertasset.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Vert Global Sustainable Real Estate ETF	$23	0.45%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$454,357,489
Number of Holdings	152
Net Advisory Fee Paid	$759,236
Portfolio Turnover Rate	2%
Total Fund Operating Expenses	0.51%
30-Day SEC Yield	3.55%
30-Day SEC Yield Unsubsidized	3.50%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of Net Assets)*

Top 10 Issuers	(% of Net Assets)
Equinix, Inc.	4.9%
Simon Property Group, Inc.	4.9%
Prologis, Inc.	4.8%
American Tower Corp.	4.8%
Digital Realty Trust, Inc.	4.7%
Welltower, Inc.	4.7%
Goodman Group	4.3%
Ventas, Inc.	3.8%
Extra Space Storage, Inc.	2.9%
AvalonBay Communities, Inc.	2.7%
Geographic Breakdown (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://vertfunds.com/fund-information/.
Vert Global Sustainable Real Estate ETF	PAGE 1	TSR-SAR-56170L695

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at 1-844-740-VERT, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund  or your financial intermediary.
Vert Global Sustainable Real Estate ETF	PAGE 2	TSR-SAR-56170L695

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Vert Global Sustainable Real Estate ETF (VGSR)
Core Financial Statements
December 31, 2025 (Unaudited)

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 99.2%
Diversified REITs - 9.4%
Activia Properties, Inc.	933	$838,090
Alexander & Baldwin, Inc.	32,880	678,643
American Assets Trust, Inc.	20,869	395,050
British Land Co. PLC	492,828	2,676,691
CapitaLand Integrated Commercial Trust	2,895,656	5,381,507
Charter Hall Long Wale REIT	319,343	868,850
Covivio SA/France	25,379	1,688,535
Custodian Property Income Reit PLC	73,391	85,388
Daiwa House REIT Investment Corp.	1,987	1,815,295
GPT Group	877,530	3,171,675
Growthpoint Properties Australia Ltd.	118,508	192,826
Growthpoint Properties Ltd.	1,570,715	1,626,643
Hulic Reit, Inc.	541	609,184
ICADE	18,817	486,193
KDX Realty Investment Corp.	1,947	2,184,933
Land Securities Group PLC	331,428	2,772,785
Merlin Properties Socimi SA	180,400	2,633,561
Mirvac Group	1,855,674	2,536,781
Mori Trust Reit, Inc.	1,222	608,876
Nomura Real Estate Master Fund, Inc.	1,887	2,083,892
Picton Property Income Ltd.	170,820	170,252
Redefine Properties Ltd.	3,227,147	1,168,551
Sekisui House Reit, Inc.	2,147	1,232,767
Shaftesbury Capital PLC	591,638	1,153,880
Stockland	1,128,591	4,312,396
Suntec Real Estate Investment Trust	650,500	728,398
Tokyu REIT, Inc.	350	462,439
		42,564,081
Health Care REITs - 11.6%
Aedifica SA	22,754	1,803,837
Alexandria Real Estate Equities, Inc.(a)	72,786	3,562,147
Care Property Invest NV	14,592	203,252
Cofinimmo SA	17,491	1,626,955
Healthpeak Properties, Inc.	339,606	5,460,865
Primary Health Properties PLC	1,230,776	1,620,684
Ventas, Inc.(a)	222,195	17,193,449
Welltower, Inc.	114,743	21,297,448
		52,768,637
Hotel & Resort REITs - 2.1%
CapitaLand Ascott Trust	1,220,700	906,507
DiamondRock Hospitality Co.	98,512	882,668
Hoshino Resorts REIT, Inc.	270	449,928
Host Hotels & Resorts, Inc.	335,226	5,943,557
Japan Hotel REIT Investment Corp.	2,516	1,313,017
		9,495,677

The accompanying notes are an integral part of these financial statements.

1

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Industrial REITs - 17.5%
Americold Realty Trust, Inc.(a)	132,975	$1,710,059
CapitaLand Ascendas REIT	1,841,600	4,052,666
Dexus Industria REIT	110,930	198,989
Dream Industrial Real Estate Investment Trust	61,919	568,259
Frasers Logistics & Commercial Trust	1,340,800	1,037,400
GLP J-Reit	2,129	2,022,445
Goodman Group	934,874	19,313,543
Goodman Property Trust	529,445	598,258
Industrial & Infrastructure Fund Investment Corp.	1,110	1,091,977
Japan Logistics Fund, Inc.	1,189	789,658
LaSalle Logiport REIT	830	839,823
LXP Industrial Trust	28,221	1,399,197
Mitsubishi Estate Logistics REIT Investment Corp.	672	569,771
Montea NV	9,497	816,457
Nippon Prologis REIT, Inc.	3,170	1,878,803
Prologis Property Mexico SAB de CV	494,372	2,068,280
Prologis, Inc.	171,136	21,847,222
Rexford Industrial Realty, Inc.(a)	116,270	4,501,974
Segro PLC	613,588	5,945,483
STAG Industrial, Inc.	87,219	3,206,170
Tritax Big Box REIT PLC	1,193,453	2,443,186
Warehouses De Pauw CVA	95,928	2,492,105
		79,391,725
Office REITs - 7.5%
Allied Properties Real Estate Investment Trust	24,900	242,869
Brandywine Realty Trust	66,296	193,584
BXP, Inc.(a)	70,593	4,763,616
CLS Holdings PLC	15,840	12,826
Colonial SFL Socimi SA	134,924	865,994
Cousins Properties, Inc.	86,382	2,226,928
Cromwell Property Group	819,845	251,488
Derwent London PLC	52,172	1,220,320
Dexus(b)	537,635	2,484,553
Dream Office Real Estate Investment Trust	3,508	46,628
Empire State Realty Trust, Inc. - Class A	56,073	365,596
Gecina SA	21,405	2,033,759
Great Portland Estates PLC	184,705	791,270
Helical PLC	17,189	43,604
Hudson Pacific Properties, Inc.(b)	18,048	195,458
Japan Prime Realty Investment Corp.	1,628	1,097,832
Japan Real Estate Investment Corp.	3,171	2,648,148
JBG SMITH Properties	31,074	528,569
Keppel REIT	1,381,400	1,047,329
Kilroy Realty Corp.(a)	52,940	1,978,368
Mori Hills REIT Investment Corp.	606	576,057
Nippon Building Fund, Inc.	3,708	3,380,479

The accompanying notes are an integral part of these financial statements.

2

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Office REITs - (Continued)
NSI NV	7,443	$169,409
Orix JREIT, Inc.	2,404	1,630,324
Precinct Properties New Zealand Ltd.(b)	780,879	538,853
SL Green Realty Corp.	35,726	1,638,752
Vornado Realty Trust(a)	76,819	2,556,536
Workspace Group PLC	67,812	363,928
		33,893,077
Residential REITs – 12.7%
Altarea SCA	1,901	244,697
AvalonBay Communities, Inc.	68,408	12,403,054
Camden Property Trust	28,909	3,182,303
Centerspace	7,218	481,585
Equity LifeStyle Properties, Inc.(a)	89,633	5,432,656
Equity Residential	172,439	10,870,554
Essex Property Trust, Inc.	30,199	7,902,474
Home REIT PLC(b)(c)	255,956	30,984
InterRent Real Estate Investment Trust	24,900	239,599
Irish Residential Properties REIT PLC	216,028	237,984
Killam Apartment Real Estate Investment Trust	27,842	333,109
Mid-America Apartment Communities, Inc.	56,360	7,828,968
Minto Apartment Real Estate Investment Trust(d)	11,500	114,350
UDR, Inc.	150,616	5,524,595
UMH Properties, Inc.	36,736	584,470
UNITE Group PLC	182,102	1,370,413
Veris Residential, Inc.	37,662	560,411
Xior Student Housing NV	15,935	541,797
		57,884,003
Retail REITs – 17.8%
Aeon Reit Investment Corp	757	663,090
Brixmor Property Group, Inc.	143,525	3,763,226
Carmila SA	30,848	615,902
Charter Hall Retail REIT	245,924	667,456
Choice Properties Real Estate Investment Trust	71,734	775,036
Eurocommercial Properties NV	20,093	614,736
Federal Realty Investment Trust(a)	38,304	3,861,043
First Capital Real Estate Investment Trust	54,125	746,279
Frasers Centrepoint Trust	615,736	1,115,603
Hammerson PLC(b)	268,716	1,192,735
Immobiliare Grande Distribuzione SIIQ SpA	19,790	80,651
Japan Metropolitan Fund Invest	3,469	2,746,518
Kimco Realty Corp.(a)	331,545	6,720,417
Kite Realty Group Trust	44,312	1,062,159
Kiwi Property Group Ltd.	798,044	484,155
Klepierre SA	98,481	3,902,413
Lendlease Global Commercial REIT	1,020,097	491,804
Macerich Co.(a)	122,202	2,255,849

The accompanying notes are an integral part of these financial statements.

3

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Retail REITs - (Continued)
Mercialys SA	45,607	$591,339
NewRiver REIT PLC	45,821	42,587
Phillips Edison & Co., Inc.	59,814	2,127,584
Regency Centers Corp.	83,747	5,781,055
RioCan Real Estate Investment Trust	74,913	1,021,976
Scentre Group	2,408,342	6,745,201
Simon Property Group, Inc.	119,050	22,037,346
SmartCentres Real Estate Investment Trust	7,200	135,254
Unibail-Rodamco-Westfield	55,638	6,061,331
Urban Edge Properties	52,733	1,011,946
Vastned NV(b)	3,705	135,327
Vicinity Ltd.	1,781,887	3,041,919
Wereldhave Belgium Comm VA	545	33,924
Wereldhave NV	18,651	421,885
		80,947,746
Specialized REITs - 20.6%
American Tower Corp.	124,142	21,795,611
Big Yellow Group PLC	86,407	1,215,674
Charter Hall Social Infrastructure REIT	170,799	350,803
Digital Realty Trust, Inc.	139,262	21,545,224
Equinix, Inc.	29,263	22,420,140
Extra Space Storage, Inc.(a)	101,769	13,252,359
Iron Mountain, Inc.	138,609	11,497,617
Safestore Holdings PLC	116,150	1,149,830
Shurgard Self Storage Ltd.	15,250	524,775
		93,752,033
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $420,032,358)		450,696,979
RIGHTS - 0.0%(e)
Office REITs - 0.0%(e)
Keppel REIT, Expires 01/12/2026, Exercise Price $0.96(b)	317,722	3,706
TOTAL RIGHTS (Cost $1,756)		3,706
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.3%
Mount Vernon Liquid Assets Portfolio, LLC, 3.86%(f)	42,286,173	42,286,173
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $42,286,173)		42,286,173

The accompanying notes are an integral part of these financial statements.

4

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)(Continued)

	Shares	Value
MONEY MARKET FUNDS - 1.0%
Invesco Government & Agency Portfolio - Institutional Class, 3.68%(f)	4,640,126	$4,640,126
TOTAL MONEY MARKET FUNDS (Cost $4,640,126)		4,640,126
TOTAL INVESTMENTS - 109.5% (Cost $466,960,413)		$497,626,984
Liabilities in Excess of Other Assets - (9.5)%		(43,269,495)
TOTAL NET ASSETS - 100.0%		$454,357,489

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	All or a portion of this security was on loan as of December 31, 2025. The fair value of these securities was $40,609,210.
(b)	Non-income producing security.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $30,984 or less than 0.1% of net assets as of December 31, 2025.

(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $114,350 or less than 0.1% of the Fund’s net assets.

(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized effective yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

5

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025 (Unaudited)

ASSETS:
Investments, at value	$497,626,984
Foreign currency, at value	21,678
Dividends receivable	1,950,231
Receivable for fund shares sold	1,819,860
Dividend tax reclaims receivable	205,377
Security lending income receivable	3,112
Prepaid expenses and other assets	9,450
Total assets	501,636,692
LIABILITIES:
Payable upon return of securities loaned	42,286,173
Payable to custodian	2,926,103
Payable for investments purchased	1,837,857
Payable to advisor	132,579
Payable for fund administration and accounting fees	58,014
Payable for custodian fees	12,747
Payable for compliance fees	4,032
Payable for transfer agent fees and expenses	380
Payable for expenses and other liabilities	21,318
Total liabilities	47,279,203
NET ASSETS	$454,357,489
Net Assets Consists of:
Paid-in capital	$441,624,657
Total distributable earnings	12,732,832
Total net assets	$454,357,489
Net assets	$454,357,489
Shares issued and outstanding(a)	43,692,962
Net asset value per share	$10.40
Cost:
Investments, at cost	$466,960,413
Foreign currency, at cost	$21,565
Loaned Securities:
at value (included in investments)	$40,609,210

(a)	Unlimited shares authorized with par value of $0.01.
The accompanying notes are an integral part of these financial statements.

6

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
STATEMENT OF OPERATIONS
For the Period Ended December 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$8,037,597
Securities lending income	13,925
Less: Dividend withholding taxes	(337,903)
Total investment income	7,713,619
EXPENSES:
Investment advisory fee (Note 4)	882,711
Fund administration and accounting fees (Note 4)	119,274
Custodian fees (Note 4)	37,628
Legal fees	19,044
Trustees’ fees	15,088
Audit fees	9,016
Compliance fees (Note 4)	8,004
Reports to shareholders	7,176
Federal and state registration fees	1,196
Transfer agent fees (Note 4)	828
Other expenses and fees	16,560
Total expenses	1,116,525
Expense reimbursement by advisor (Note 4)	(123,475)
Net expenses	993,050
Net investment income	6,720,569
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,550,346)
In-kind transactions	6,148,007
Distributions received from other investment companies	3,548
Foreign currency transactions	17,389
Net realized gain	4,618,598
Net change in unrealized depreciation on:
Investments	(4,118,673)
Foreign currency translation	(9,854)
Net change in unrealized depreciation	(4,128,527)
Net realized and unrealized gain	490,071
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,210,640

The accompanying notes are an integral part of these financial statements.

7

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
OPERATIONS:
Net investment income	$6,720,569	$11,949,700
Net realized gain	4,618,598	11,421,085
Net change in unrealized appreciation (depreciation)	(4,128,527)	17,829,389
Net increase in net assets from operations	7,210,640	41,200,174
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(7,974,328)	(12,668,842)
Total distributions to shareholders	(7,974,328)	(12,668,842)
CAPITAL TRANSACTIONS:
Shares sold	54,654,947	61,878,098
Shares redeemed	(14,219,700)	(42,809,998)
Net increase in net assets from capital transactions	40,435,247	19,068,100
Net increase in net assets	39,671,559	47,599,432
NET ASSETS:
Beginning of the period	414,685,930	367,086,498
End of the period	$ 454,357,489	$414,685,930
SHARES TRANSACTIONS
Shares sold	5,225,000	5,975,000
Shares redeemed	(1,375,000)	(4,150,000)
Total increase in shares outstanding	3,850,000	1,825,000

The accompanying notes are an integral part of these financial statements.

8

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period (year)

	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30,
		2025	2024(a)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.41	$9.66	$9.11	$9.62	$11.39	$8.59
INVESTMENT OPERATIONS:
Net investment income(b)	0.08	0.35	0.28	0.30	0.21	0.19
Net realized and unrealized gain (loss) on investments	0.10	0.72	0.76	(0.67)	(1.55)	2.76
Total from investment operations	0.18	1.07	1.04	(0.37)	(1.34)	2.95
LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)	(0.32)	(0.46)	(0.04)	(0.26)	(0.15)
Net realized gains	—	—	—	(0.10)	(0.17)	—
Return of capital	—	—	(0.03)	—	—	—
Total distributions	(0.19)	(0.32)	(0.49)	(0.14)	(0.43)	(0.15)
Redemption fee per share	—	—	0.00(c)	—	—	—
ETF transaction fees per share	—	—	0.00(c)	—	—	—
Net asset value, end of period	$10.40	$10.41	$9.66	$9.11	$9.62	$11.39
Total return(e)	1.71%(d)	11.13%(d)	11.41%(d)	(3.84)%	(12.41)%	34.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$454,357	$414,686	$367,086	$291,849	$159,356	$125,923
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.51%	0.51%	0.56%	0.62%	0.67%	0.80%
After expense reimbursement/recoupment(f)	0.45%	0.45%	0.47%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets(f)	3.05%	3.33%	3.03%	3.23%	1.80%	1.96%
Portfolio turnover rate(e)	2%(g)	6%(g)	11%(g)	9%	11%	19%

(a)
The Fund converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization on December 4, 2023. See Note 1 in the Notes to Financial Statements for additional information about the Reorganization. The financial highlights in the above table reflect the performance of the mutual fund for the period prior to December 4, 2023 and the performance of the Fund as an ETF for the period from December 4, 2023 through June 30, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)	Amount represents less than $0.005 per share.
(d)	The performance for the Fund is calculated on a net asset value basis.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

9

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
at December 31, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
The Vert Global Sustainable Real Estate ETF (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is an open-end investment management company and is a diversified series of the Trust. The Fund commenced operations on October 31, 2017. Vert Asset Management, LLC (the “Advisor”) serves as the investment advisor to the Fund. Dimensional Fund Advisors LP (the “Sub-Advisor”) serves as the sub-advisor to the Fund. The investment objective of the Fund is to achieve long-term capital appreciation.
The Fund is the accounting and performance survivor of the Vert Global Sustainable Real Estate Fund (the “Target Fund”) following a tax-free reorganization (“Reorganization”), pursuant to an Agreement and Plan of Reorganization, which resulted in the conversion of the Target Fund organized as a mutual fund to an exchange-traded fund (“ETF”) on December 4, 2023. The Fund was established as a “shell” fund organized solely in connection with the Reorganization for the purpose of acquiring the assets and liabilities of the Target Fund and continuing the operations of the Target Fund as an ETF. The Fund had no performance history prior to the Reorganization. The Fund has a substantially similar strategy as the Target Fund. Shares of the Target Fund were exchanged for shares of equal value of the Fund. The cost basis of the investments received from the Target Fund were carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken or expected to be taken on a tax return. The tax returns for the Fund for the prior three fiscal years are open for examination. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, management has concluded that the Fund does not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Fund did not incur any interest or penalties for the period ended December 31, 2025.
C.
Securities Transactions, Income, Expenses, and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund invests in real estate investment trusts (REITs) which report information on the source of their distributions annually. The Fund’s policy is to record all REIT distributions initially as dividend income on the ex-dividend date and then re-designate them as return of capital and/or capital gain distributions at the end of the reporting period based on information provided annually by each REIT, and management estimates such re-designations when actual information has not yet been reported.

10

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
at December 31, 2025 (Unaudited)(Continued)
Income on REITs may be reclassified to realized gains or as an adjustment to cost in order to correctly recognize the true character of the distributions received by the Fund. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
The Fund distributes its net investment income and net realized capital gains, if any, at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to the Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”). Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

F.
Foreign Currency: Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from fluctuations resulting from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain/loss on investments. Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

G.
Events Subsequent to the Period End: In preparing the financial statements as of December 31, 2025, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and has concluded that no additional recognition or disclosures are necessary.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

11

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
at December 31, 2025 (Unaudited)(Continued)
Level 3 –
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
Equity Securities: Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its net asset value (“NAV”) because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by an event (a “Significant Event”) occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, or even occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions.
Registered Investment Companies: Investments in mutual funds are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy. Exchange-traded funds are valued at the last reported sale price on the exchange on which that security is principally traded, and will be classified in Level 1 of the fair value hierarchy.
Short-Term Debt Securities: Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.
Rights: Subscription rights are valued at the last reported sales price on the principal exchange in which they are traded. Rights may be classified in either Level 2 or Level 3 of the fair market hierarchy
In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

12

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
at December 31, 2025 (Unaudited)(Continued)
The inputs and methodology used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

Assets:	Level 1	Level 2	Level 3	Total
Investments:
Real Estate Investment Trusts	$450,665,995	$—	$30,984	$450,696,979
Rights	—	3,706	—	3,706
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	42,286,173
Money Market Funds	4,640,126	—	—	4,640,126
Total Investments	$455,306,121	$3,706	$30,984	$497,626,984

(a)
Investment valued using the NAV per share practical expedient. In accordance with Topic 820, the investment is excluded from the fair value hierarchy. The investment is included in the total column for the purpose of reconciling the table to the schedule of investments.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments
July 1, 2025 Market Value	$31,567
Purchases	—
Sales proceeds (and/or rights exercised)	—
Accrued discounts/premiums net	—
Change in unrealized appreciation/(depreciation)	(583)
Transfer in and/or (out) of Level 3	—
Balance as of December 31, 2025	$30,984

As of December 31, 2025, the change in unrealized depreciation on positions still held in the Fund was $583 for Home REIT PLC.
Significant Unobservable Inputs
The following table summarizes the significant unobservable inputs used to value the Level 3 investments as of December 31, 2025.
The table is not intended to be all-inclusive but instead identifies the significant unobservable inputs relevant to the determination of fair values.

Asset Category	Fair Value	Valuation Technique	Unobservable Inputs	Weighted Average(a)	Change in Valuation from a Decrease in Input
REIT	$30,984	Market approach	Last quoted trade price	0.12 USD	Decrease

(a)	Weighted Averages are calculated based on fair value of investments.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
For the period ended December 31, 2025, the Advisor provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.40% of the average daily net assets of the Fund. For the period ended December 31, 2025, the Fund incurred $882,711 in advisory fees. Advisory fees payable at December 31, 2025 were $132,579. The Advisor has

13

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
at December 31, 2025 (Unaudited)(Continued)
retained Dimensional Fund Advisors LP as a sub-advisor to the Fund. The Advisor pays the sub-advisory fee for the Fund from its own assets and these fees are not an additional expense of the Fund.
The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Fund to ensure that the total annual fund operating expenses excluding front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees (including sub-transfer agency fees), taxes, any expenses incurred in connection with borrowings made by a Fund, interest (including without limitation interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation do not exceed the following amounts of the average daily net assets of the ETF:

Vert Global Sustainable Real Estate ETF	0.45%

For the period ended December 31, 2025, the Advisor reduced its fees and absorbed Fund expenses in the amount of $123,475 for the Fund. The waivers and reimbursements will remain in effect through at least October 31, 2028, unless terminated sooner by, or with the consent of, the Board.
The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon the Trust’s prior review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

6/30/2027	6/30/2028	12/31/2028	Total
$195,771	$242,173	$123,475	$561,419

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under a Fund Administration Servicing Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Fund and provides Chief Compliance Officer services to the Fund. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian.
For the period ended December 31, 2025, the Fund incurred the following expenses for fund administration, accounting, transfer agent, custodian, and compliance fees:

Fund administration and accounting	$119,274
Custodian	$37,628
Transfer agent	$828
Compliance	$8,004

At December 31, 2025, the Fund had payables due to Fund Services for fund administration, accounting and transfer agent fees, compliance fees, and to U.S. Bank N.A. for custodian fees in the following amounts:

Fund Administration and Accounting	$58,014
Custodian	$12,747
Transfer agent	$380
Compliance	$4,032

14

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
at December 31, 2025 (Unaudited)(Continued)
Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Shares of the Fund (“Shares”) are continuously offered for sale by the Distributor only in Creation Units (defined below). The Distributor will not distribute Shares in amounts less than a Creation Unit (defined below) and does not maintain a secondary market in Shares.
Certain officers of the Trust are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.
NOTE 5 – SECURITIES TRANSACTIONS
For the period ended December 31, 2025, the cost of purchases and the proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$10,114,516	$10,725,009

There were no purchases or sales of long-term U.S. Government securities.
For the period ended December 31, 2025, the in-kind transactions associated with creations and redemptions of the Fund were as follows:

Purchases	Sales
$54,379,947	$14,140,956

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of June 30, 2025, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$440,992,619
Gross unrealized appreciation	56,639,639
Gross unrealized depreciation	(31,245,021)
Net unrealized appreciation	25,394,618
Undistributed ordinary income	2,490,745
Undistributed long-term capital gain	—
Total distributable earnings	2,490,745
Capital loss carry-forwards	(14,406,447)
Other accumulated gains/(losses)	17,604
Total accumulated earnings	$13,496,520

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales and passive foreign investment companies.
As of June 30, 2025, the Fund had long-term capital losses in the amount of $12,391,485 and short-term capital losses in the amount of $2,014,962 with no expiration, to offset future capital gains.
For the fiscal year ended June 30, 2025, the effect of permanent “book/tax” reclassifications relating to redemptions in-kind resulted in increases and decreases to components of the Fund’s net assets as follows:

	Total Accumulated Deficit	Paid in Capital
Vert Global Sustainable Real Estate ETF	$(13,343,583)	$13,343,583

15

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
at December 31, 2025 (Unaudited)(Continued)
The tax character of distributions paid during the fiscal year ended June 30, 2025 and the fiscal year ended June 30, 2024, was as follows:

	Year Ended June 30,
	2025	2024
Ordinary income	$12,668,842	$16,350,404
Long-term capital gains	—	—
Return of Capital	—	1,283,216
	$12,668,842	$17,633,620

NOTE 7 – CREATION AND REDEMPTION TRANSACTIONS
The Fund offers and issues Shares at its NAV only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Fund generally offers and issues Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Shares are listed on the Nasdaq Stock Market LLC (the “Exchange”) and trade on the Exchange at market prices that may differ from the Shares’ NAV. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. A Creation Unit of the Fund generally consists of 25,000 Shares, though this may change from time to time. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities.
Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement. The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As is the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.
NOTE 8 – SECURITIES LENDING
The Fund participates in securities lending arrangements whereby it lends certain of its portfolio securities to brokers, dealers and financial institutions (not with individuals) in order to receive additional income and increase the rate of return of its portfolio. U.S. Bank, N.A. serves as the Fund’s securities lending agent.
U.S. Bank, N.A. oversees the securities lending process, which includes the screening, selection and ongoing review of borrowers, monitoring the availability of securities, negotiating rebates, daily marking to market of loans, monitoring and maintaining cash collateral levels, processing securities movements and reinvesting cash collateral as directed by the Advisor.
The Fund may lend securities pursuant to agreements that require the loans to be secured by collateral consisting of cash, securities of the U.S. Government or it agencies, or any combination of cash and such securities. At the time of loans, the collateral value should at least be equal to 102% of domestic securities and 105% of foreign securities. The value of loaned securities will then be marked-to-market daily and the collateral will be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceeds one-third of the value of the Fund’s total assets taken at fair market value. The Fund will earn interest on the investment of the cash collateral in U.S. Government securities, short-term money market instruments or such other approved vehicle. However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed

16

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
NOTES TO FINANCIAL STATEMENTS
at December 31, 2025 (Unaudited)(Continued)
by the Advisor to be of good standing and when, in the judgment of the Advisor, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party, upon reasonable notice to the other party, may terminate the loan.
As of December 31, 2025, the Fund had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in the Fund’s Schedule of Investments.
The following table presents the securities out on loan for the Fund, and the collateral delivered related to those securities, as of the end of the reporting period.
Securities Lending Transactions

Overnight and Continuous	Market Value of Securities on Loan	Investment Asset Class of Securities Purchased	Collateral Proceeds from Securities Lending	Pledged Counterparty^	Net Exposure
Vert Global Sustainable Real Estate ETF	$40,609,210	Non-registered money market fund	$42,286,173	$42,286,173	$ —

^	As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the securities out on loan.
Refer to the Fund’s Schedule of Investments for details on the securities out on loan.
NOTE 9 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote. The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.
NOTE 10 – SEGMENT REPORTING
The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CEO of the Advisor. This individual serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

17

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
APPROVAL OF ADVISORY AGREEMENT (Unaudited)
Approval of the Vert Global Sustainable Real Estate ETF
Investment Advisory Agreement and Investment Sub-Advisory Agreement
The Board of Trustees (the “Board” or the “Trustees”) of Manager Directed Portfolios (the “Trust”) met on November 19, 2025 to consider the renewal of (i) the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Vert Global Sustainable Real Estate ETF (the “Fund”), a series of the Trust, and the Fund’s investment adviser, Vert Asset Management, LLC (“Vert” or the “Adviser”) and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Vert and Dimensional Fund Advisors LP (“DFA” or the “Sub-Adviser”). The Board, which is comprised solely of Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), had previously met at a special meeting held on October 23, 2025 to discuss the renewal of the Advisory Agreement and the Sub-Advisory Agreement. Prior to these meetings, the Trustees requested and received materials to assist them in considering the continuation of the Advisory Agreement and the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including copies of the Advisory Agreement and the Sub-Advisory Agreement, a memorandum prepared by counsel to the Independent Trustees discussing factors relevant to the renewal of the Advisory Agreement and Sub-Advisory Agreement, comparative performance information, Vert’s Form ADV Part 1A, DFA’s Form ADV Part 1A, brochure and brochure supplements, due diligence materials provided by Vert and DFA, including information regarding each firm’s compliance program, personnel and financial condition, profitability information, and other pertinent information. The Board also reviewed the advisory fee payable by the Fund under the Advisory Agreement, the sub-advisory fee payable by Vert to DFA, the expense limitation agreement between Vert and the Trust, on behalf of the Fund, and comparative fee and expense information as reported by a third-party analytics firm.
The Trustees met with the officers of the Trust and legal counsel to discuss the information provided and also met in executive session with legal counsel to the Independent Trustees to review their duties in considering the Advisory Agreement and Sub-Advisory Agreement and the information provided. The Trustees noted that they had met with a representative of Vert earlier in the year to discuss Vert’s investment strategy for the Fund, the Fund’s performance, ETF and capital markets matters, DFA’s performance as subadvisor to the Fund, updates about each firm’s business and personnel and other matters. The Board also took into account information reviewed periodically throughout the year regarding the services provided by Vert and DFA, the performance of the Fund, trading services, ETF-related data, Fund expenses, asset flows, compliance matters and other information deemed relevant.
Based on their evaluation of the information provided as part of the October and November meetings, as well as information provided over the course of the year, the Trustees approved the continuation of the Advisory Agreement and the Sub-Advisory Agreement, each for an additional one-year term. Below is a summary of the material factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreement and Sub-Advisory Agreement.
1. Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of services provided by Vert, including research, security selection and screening for ESG considerations, as well as ETF-related services, compliance monitoring, portfolio company engagement, marketing, shareholder servicing and oversight of DFA as the Fund’s sub-advisor. The Trustees also considered the nature, extent and quality of services provided by DFA, including day to day portfolio management, trading and proxy voting. The Trustees considered the qualifications and experience of key personnel at Vert and DFA who are involved in the day-to-day activities of the Fund. The Board considered the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with Vert and DFA providing investment advisory and sub-advisory services to the Fund, respectively. The Trustees considered the information provided by Vert and DFA in response to the due diligence questionnaires and as part of the presentation by the Adviser earlier in the year. The Trustees concluded that the nature, extent and quality of services provided to the Fund by Vert and DFA were appropriate and that the Fund was likely to continue to benefit from the services provided by Vert and DFA under the Advisory Agreement and the Sub-Advisory Agreement, respectively.

18

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
APPROVAL OF ADVISORY AGREEMENT (Unaudited)(Continued)
2. Investment Performance of the Fund
The Trustees considered the performance of the Fund for the one-year, three-year, five-year, and since-inception periods ended June 30, 2025 on an absolute basis and in comparison to (1) the Fund’s benchmark index, (2) a peer group of funds constructed using Morningstar, Inc. data and presented by FUSE Research Network, an independent third-party analytics firm, and (3) a performance universe of other global real estate funds with the same or similar pricing features.
The Trustees noted that the Fund outperformed its benchmark index, the S&P Global REIT Index, for all periods. The Trustees noted that the Fund outperformed the performance of the peer group median and the universe median for the one-year and three-year periods, was equal to the performance of the peer group median for the five-year period, outperformed the performance of the universe median for the five-year period and underperformed the performance of the peer group and universe median for the since-inception period. The Trustees considered Vert’s commentary regarding the Fund’s performance. The Board considered that Vert and DFA do not manage any other accounts that are similar to the Fund in terms of investment strategy.
The Trustees concluded that the Fund’s performance was satisfactory and that the Fund and its shareholders were likely to benefit from Vert’s and DFA’s continued management.
3. Advisory Fees and Expenses
The Trustees considered the Fund’s advisory fee rate and expense ratio relative to those of funds in the FUSE peer group. The Trustees considered Vert’s commentary regarding the Fund’s advisory fee rate. The Trustees noted that the Fund’s contractual advisory fee of 0.40% is lower than the peer group median. The Trustees noted that the total net expense ratio is lower than the peer group median and the universe median. The Board considered that Vert has agreed to waive fees and reimburse expenses under the Fund’s operating expense limitation agreement, and that Vert has agreed to extend the expense limitation agreement until at least October 31, 2028. The Trustees noted that Vert does not manage any comparable accounts.
The Trustees concluded that the Fund’s expenses and the advisory fee paid to Vert were fair and reasonable in light of the comparative expense and advisory fee information and the quality of the services provided to the Fund by Vert.
The Trustees then considered the sub-advisory fee paid to DFA by Vert for the services provided as the Fund’s sub-adviser, including Vert’s discussion of the appropriateness of the sub-advisory fee. The Trustees concluded that the sub-advisory fee paid to DFA by Vert was reasonable.
4. Costs of Services Provided and Profits Realized by the Adviser and Sub-Adviser
The Trustees considered Vert’s and DFA’s financial statements and a profitability analysis prepared by Vert based on the fees payable under the Advisory Agreement. The Trustees concluded that Vert’s level of profitability from its relationship with the Fund was reasonable. The Trustees did not consider DFA’s profitability from its relationship with the Fund.
5. Economies of Scale
The Trustees compared the Fund’s expenses relative to its peer group and universe and considered potential economies of scale. The Trustees noted that the Fund’s advisory fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size but was already set at a low level. The Trustees also considered that Vert has been waiving fees or reimbursing expenses since the Fund’s inception. The Trustees concluded that the Fund’s current fee structure represents an appropriate sharing of economies of scale with shareholders at the Fund’s current asset level and in light of the expense limitation agreement that is in place. Because the sub-advisory fees payable to DFA is not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.
6. Benefits Derived from the Relationship with the Fund
Based on the information presented, the Trustees did not consider any direct or indirect benefits that could be realized by Vert or DFA from their association with the Fund to be material factors.

19

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
APPROVAL OF ADVISORY AGREEMENT (Unaudited)(Continued)
Conclusion
In considering the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees did not identify any one factor as all important but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement and the Sub-Advisory Agreement for an additional one-year term as being in the best interests of the Fund and its shareholders.

20

VERT GLOBAL SUSTAINABLE REAL ESTATE ETF
ADDITIONAL INFORMATION
December 31, 2025 (Unaudited)
Item 7(b). Financial Highlights are included within the financial statements under Item 7(a) above.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.
See above.

21

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Manager Directed Portfolios

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/Principal Executive Officer

Date	March 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/Principal Executive Officer

Date	March 3, 2026

By (Signature and Title)*	/s/ Colton Scarmardo
Colton Scarmardo, Treasurer/Principal Financial Officer

Date	March 3, 2026

* Print the name and title of each signing officer under his or her signature.